Income Taxes (Details) - Schedule of Income Tax Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Domestic (Israel)	$ 45	$ 360	$ 306
Foreign	67	91	101
Income tax expenses	112	451	407
Current:
Total	112	451	407
Deferred:
Domestic
Foreign
Total